John Deere Owner Trust 2019				EXHIBIT 99.3
Servicer’s Certificate

$290,000,000 Class A-1 2.63163% Asset Backed Notes due March 16, 2020
$324,580,000 Class A-2 2.85% Asset Backed Notes due December 15, 2021
$314,000,000 Class A-3 2.91% Asset Backed Notes due July 17, 2023
$85,000,000 Class A-4 3.00% Asset Backed Notes due January 15, 2026
$25,993,354 Overcollateralization

Scheduled Payment Date (30/360)				15-Mar-20
Actual Payment Date (A/360)				16-Mar-20
Collection Period Begin Date				03-Feb-20
Collection Period End Date				01-Mar-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				27

(1)	Total Distribution Amount:			$28,362,695.53
	(a)	Total cash receipts during the month:		$26,488,214.36
	(b)	Administrative repurchases during the month:		$1,868,244.54
	(c)	Investment earnings on cash accounts:		$6,236.63
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$1,477,016.97
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$503,066.97
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$761,450.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$212,500.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$24,937,157.76
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$24,937,157.76
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$24,937,157.76

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$26,414,174.73

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,395,734.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Ending Balance (after giving effect to all distributions):		$10,395,734.00
	(e)	Specified Reserve Account Balance:		$10,395,734.00

(7)	Servicing Fee:			$548,375.29
	(a)	Amount of Servicing Fee earned:		$548,375.29
	(b)	Amount of Servicing Fee paid:		$548,375.29
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,400,045.51
				$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$631,192,902.23

	(b)	Note Value as of the end of the related Collection Period:		$611,873,868.73

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$25,993,354.00

	(d)	Number of Accounts at the end of the related Collection Period:		17,390

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$186,880,515.23
		(ii)	Class A-2 Note Pool Factor:	0.5757610

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$314,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$85,000,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$810,792.05
		(ii)	% of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$61,887.19
	(ii)	Cumulative amount of net losses:	$775,041.38
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.07%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.27%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,704
	(b)	Number of loans at the end of the period:	17,390
	(c)	Weighted average remaining term on receivables:	32.72
	(d)	Prepayment amount - monthly:	$6,701,775.92
	(e)	Prepayment amount - life-to-date:	$118,792,385.41
	(f)	Weighted average APR of the pool assets:	3.00%
	(g)	Pool Factor:	0.58

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.27%
	(c)	Delinquency Trigger Occurred: Y/N	N